           STANDARD AND POOR'S DEPOSITARY RECEIPTS(TM) ("SPDRS")(TM)

                               SPDR TRUST SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2000










"S&P", "S&P 500", "Standard & Poor's", "Standard & Poor's Depositary Receipts", and "SPDRs" are trademarks of McGraw-Hill, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or McGraw-Hill, Inc.

SPDR TRUST SERIES 1
TRUST OVERVIEW

--------------------------------------------------------------------------------

OBJECTIVE:
To replicate the total return of the S&P 500 Index.

STRATEGY:
The Trust's holdings are comprised of the 500 stocks in the S&P 500 Index, which is designed to capture the price performance of a large cross-section of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:
The SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P 500 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

In the US equity market, factors such as productivity gains, technological advances and scale efficiencies appear to have offset heightened concerns over inflation and interest rates. The Trust ended its fiscal year on September 30, 2000 with a total year-to-date return of 13.16%. The twelve basis point deviation from the year-to-date S&P 500 total return of 13.28% is attributable primarily to Trust expenses.

Despite ongoing inflation and interest rate concerns, the US equity market rally that began back in 1994 limped forward for much of the past fiscal year. Over the twelve month period, however, the winning and losing sectors within the Index shifted significantly. During the third quarter - for the first time in over a year - large-cap value stocks outperformed large-cap growth stocks. Investors initiated a shift toward the "old economy" stocks. Technology stocks which were strong performers during the end of 1999 and the beginning of 2000 experienced difficulties. Technology was the worst performing sector during the third quarter. Companies such as Intel, Microsoft, Lucent, Cisco, and Dell all suffered during the last three month period. As the technology sector stumbled, however, the financial sector emerged as the leading index sector. Firms such as Associates First Capital, Capital One and Lehman Brothers posted strong third quarter returns helping to lead the financials. In addition, some health care companies such as Manor Care and Humana Inc. supplied individual third quarter returns in excess of 100%.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
COMMON STOCKS                                      SHARES            VALUE
--------------------------------------------------------------------------------
Abbott Lab .................................     2,984,727      $141,961,078
Adaptec, Inc.* .............................       200,084         4,001,680
ADC Telecommunications, Inc.*  .............     1,308,920        35,197,677
Adobe Systems, Inc. ........................       231,109        35,879,672
Advanced Micro Devices, Inc.*  .............       593,027        14,010,263
AES Corp.* .................................       879,933        60,275,410
Aetna, Inc. ................................       271,980        15,791,839
Aflac, Inc. ................................       506,557        32,451,308
Agilent Technologies, Inc.* ................       872,962        42,720,578
Air Products & Chemicals, Inc. .............       442,876        15,943,536
Alberto-Culver Co., Class B ................       104,440         3,009,178
Albertson's, Inc. ..........................       811,942        17,050,782
Alcan Aluminum Ltd. ........................       422,650        12,230,434
Alcoa, Inc. ................................     1,668,582        42,235,982
Allegheny Technologies, Inc. ...............       163,700         2,967,063
Allergan Pharmaceuticals, Inc. .............       249,129        21,035,830
Allied Waste Industries, Inc.* .............       374,540         3,441,086
Allstate Corp. .............................     1,411,879        49,062,795
Alltel Corp. ...............................       608,049        31,732,557
Altera Corp.* ..............................       768,862        36,713,160
Alza Corp., Class A* .......................       201,801        17,455,787
Amerada Hess Corp. .........................       174,763        11,698,198
Ameren Corp. ...............................       259,328        10,859,360
America Online, Inc.* ......................     4,428,558       238,034,992
American Electric Power Co., Inc. ..........       621,049        24,298,542
American Express Co. .......................     2,560,821       155,569,876
American General Corp. .....................       480,655        37,491,090
American Greetings Corp., Class A ..........       120,977         2,117,098
American Home  Products Corp. ..............     2,512,219       142,097,387
American International Group, Inc. .........     4,454,277       426,218,630
American Power Conversion Corp.* ...........       374,001         7,176,144
Amgen, Inc.* ...............................     1,978,128       138,128,969
AMR Corp. ..................................       289,056         9,448,518
AmSouth Bancorp ............................       754,888         9,436,100
Anadarko Petroleum Corp. ...................       468,605        31,143,488
Analog Devices, Inc.*. .....................       681,858        56,295,901
Andrew Corp.* ..............................       158,855         4,160,015
Anheuser-Busch Cos., Inc. ..................     1,741,266        73,677,318
Aon Corp. ..................................       494,099        19,393,386
Apache Corp. ...............................       235,476        13,922,519
Apple Computer, Inc.* ......................       628,274        16,178,056
Applied Materials, Inc.* ...................     1,556,628        92,327,498
Archer-Daniels-Midland Co. .................     1,219,377        10,517,127
Armstrong Holdings, Inc. ...................        72,058           860,192
Ashland, Inc. ..............................       137,383         4,628,090
Associates First Capital Corp., Class A ....     1,406,325        53,440,350
AT&T Corp. .................................     7,229,530       212,367,444
Autodesk, Inc. .............................       112,613         2,857,555
Automatic Data Processing, Inc. ............     1,208,185        80,797,372
Autozone, Inc.*. ...........................       246,133         5,584,142
Avery Dennison Corp. .......................       216,749        10,051,735
Avon Products, Inc. ........................       458,333        18,734,361
Baker Hughes, Inc. .........................       637,521        23,667,967
Ball Corp. .................................        55,463         1,757,484
Banc One Corp. .............................     2,211,462        85,417,720
Bank of America Corp. ......................     3,158,602       165,431,780
Bank of New York, Inc. .....................     1,420,827        79,655,114
Barrick Gold Corp. .........................       764,054        11,651,824
Bausch & Lomb, Inc. ........................        98,418         3,832,151
Baxter International, Inc. .................       560,788        44,757,892
BB&T Corp. .................................       758,914        22,862,284
Bear Stearns Cos., Inc. ....................       212,897        13,412,511
Becton, Dickinson & Co. ....................       487,688        12,893,252
Bed Bath & Beyond, Inc.*. ..................       546,329        13,325,306
BellSouth Corp. ............................     3,603,580       145,044,095
Bemis Co., Inc. ............................       103,459         3,323,620
Best Buy Co., Inc.*. .......................       395,644        25,172,850
Bestfoods ..................................       530,782        38,614,390
Bethlehem Steel Corp.*. ....................       255,129           765,387
Biogen, Inc.*. .............................       284,772        17,371,092
Biomet, Inc. ...............................       342,248        11,978,680
Black & Decker Corp. .......................       158,439         5,416,633
Block (H&R), Inc. ..........................       183,681         6,807,677
BMC Software, Inc.*. .......................       472,512         9,036,792
Boeing Co. .................................     1,725,487       108,705,681
Boise Cascade Corp. ........................       112,733         2,994,470
Boston Scientific Corp.*. ..................       787,057        12,937,249
Briggs & Stratton Corp. ....................        41,174         1,556,892
Bristol-Myers Squibb Co. ...................     3,779,017       215,876,346
Broadcom Corp., Class A* ...................       426,625       103,989,844
Brown-Forman Corp., Class B ................       133,168         7,290,948
Brunswick Corp. ............................       169,753         3,097,992
Burlington Northern Santa Fe Corp. .........       777,571        16,766,375
Burlington Resources, Inc. .................       407,223        14,990,897
C.R. Bard, Inc. ............................        97,615         4,124,234
Cabletron Systems, Inc.*. ..................       352,530        10,355,569
Campbell Soup Co. ..........................       815,518        21,101,528
Capital One Financial Corp. ................       378,325        26,506,395
Cardinal Health, Inc. ......................       532,098        46,924,392
Carnival Corp. .............................     1,163,605        28,653,773
Caterpillar, Inc. ..........................       672,263        22,688,876
Cendant Corp.*. ............................     1,399,603        15,220,683
Centex Corp. ...............................       110,298         3,543,323
CenturyTel, Inc. ...........................       263,188         7,171,873
Ceridian Corp.*. ...........................       271,289         7,613,048
Charter One Financial, Inc. ................       424,494        10,347,030
Chase Manhattan Corp. ......................     2,513,646       116,099,025
Chevron Corp. ..............................     1,256,324       107,101,621
Chubb Corp. ................................       337,390        26,695,984
CIGNA Corp. ................................       303,180        31,651,992
Cincinnati Financial Corp. .................       310,828        11,034,394
CINergy Corp. ..............................       309,521        10,233,538


See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
COMMON STOCKS                                    SHARES            VALUE
--------------------------------------------------------------------------------

Circuit City Stores, Inc. .............           393,327    $    9,046,521
Cisco Systems, Inc.* ..................        13,642,653       753,756,578
CIT Group, Inc. (The), Class A ........           511,976         8,959,580
Citigroup, Inc. .......................         8,649,909       467,635,705
Citrix Systems, Inc.* .................           355,555         7,133,322
Clear Channel Communications, Inc.* ...         1,124,024        63,507,356
Clorox Co. ............................           452,028        17,883,358
CMS Energy Corp. ......................           212,269         5,717,996
Coastal Corp. .........................           413,079        30,619,481
Coca-Cola Co. .........................         4,768,403       262,858,215
Coca-Cola Enterprises, Inc. ...........           801,548        12,774,671
Colgate-Palmolive Co. .................         1,112,737        52,521,186
Columbia Energy Group .................           155,494        11,040,074
Comcast Corp., Class A* ...............         1,734,753        71,016,451
Comerica, Inc. ........................           301,983        17,647,132
Compaq Computer Corp. .................         3,271,579        90,230,149
Computer Associates International, Inc.         1,137,245        28,644,358
Computer Sciences Corp.* ..............           319,498        23,722,727
Compuware Corp.* ......................           696,650         5,834,444
Comverse Technology, Inc.* ............           293,169        31,662,252
ConAgra, Inc. .........................           961,032        19,280,705
Conexant Systems, Inc.* ...............           422,448        17,690,010
Conoco, Inc., Class B .................         1,196,907        32,241,682
Conseco, Inc. .........................           597,775         4,558,034
Consolidated Edison, Inc. .............           409,516        13,974,734
Consolidated Stores Corp.* ............           208,716         2,817,666
Constellation EnergyGroup, Inc. .......           289,016        14,378,546
Convergys Corp.* ......................           297,198        11,553,572
Cooper Industries, Inc. ...............           179,761         6,336,575
Cooper Tire & Rubber Co. ..............           136,790         1,376,449
Coors (Adolph) Co., ClassB ............            70,947         4,482,964
Corning, Inc. .........................           566,184       168,156,648
Costco Wholesale Corp.* ...............           862,419        30,130,764
Countrywide CreditIndustries, Inc. ....           219,071         8,269,930
CP&L, Energy, Inc. ....................           302,263        12,600,589
Crane Co. .............................           117,055         2,677,633
Crown Cork & Seal Co., Inc. ...........           254,424         2,719,157
CSX Corp. .............................           422,225         9,209,783
Cummins Engine Co., Inc. ..............            82,508         2,470,083
CVS Corp. .............................           752,740        34,861,271
Dana Corp. ............................           284,995         6,127,392
Danaher Corp. .........................           273,731        13,618,117
Darden Restaurants, Inc. ..............           238,903         4,972,169
Deere & Co. ...........................           452,530        15,046,623
Dell Computer Corp.* ..................         4,963,411       152,935,101
Delphi Automotive Systems Corp. .......         1,087,162        16,443,325
Delta Air Lines, Inc. .................           236,693        10,503,252
Deluxe Corp. ..........................           138,747         2,818,298
Devon Energy Corp. ....................           245,362        14,758,524
Dillard's, Inc., Class A ..............           180,733         1,920,288
Disney (Walt) Co. (The) ...............         4,004,442       153,169,906
Dollar General Corp. ..................           635,718        10,648,277
Dominion Resources, Inc. ..............           459,682        26,690,286
Dover Corp. ...........................           392,395        18,418,040
Dow Chemical Co. ......................         1,303,361        32,502,565
Dow Jones & Co., Inc. .................           171,129        10,353,305
DTE Energy Co. ........................           275,538        10,539,329
Du Pont (E.I.) de Nemours& Co., Inc. ..         2,016,570        83,561,619
Duke Energy Corp. .....................           709,768        60,862,606
Dun & Bradstreet Corp. ................           314,019        10,814,029
Eastern Enterprises ...................            53,770         3,431,198
Eastman Chemical Co. ..................           148,315         5,478,385
Eastman Kodak Co. .....................           597,485        24,422,199
Eaton Corp. ...........................           140,729         8,672,425
Ecolab, Inc. ..........................           244,423         8,814,504
Edison International ..................           640,140        12,362,704
El Paso Energy Corp. ..................           446,309        27,503,792
Electronic Data Systems Corp. .........           899,691        37,337,176
EMC Corp.* ............................         4,182,508       414,591,105
Emerson Electric Co. ..................           823,850        55,197,950
Engelhard Corp. .......................           241,681         3,927,316
Enron Corp. ...........................         1,413,043       123,817,893
Entergy Corp. .........................           442,533        16,484,354
Equifax, Inc. .........................           273,584         7,369,669
Exxon Mobil Corp. .....................         6,698,461       597,000,335
Fannie Mae ............................         1,940,798       138,767,057
Federated Department Stores, Inc.* ....           414,098        10,818,310
FedEx Corp.* ..........................           558,968        24,784,641
Fifth Third Bancorp ...................           896,070        48,275,771
First Data Corp. ......................           794,356        31,029,531
First Union Corp. .....................         1,894,282        60,972,202
Firstar Corp. .........................         1,842,806        41,232,784
First Energy Corp. ....................           445,193        11,992,386
Fleet Boston Financial Corp. ..........         1,736,438        67,721,082
Florida Progress Corp. ................           190,371        10,077,765
Fluor Corp. ...........................           147,167         4,415,010
FMC Corp.* ............................            58,482         3,921,949
Ford Motor Co. ........................         3,618,931        91,604,191
Fort James Corp. ......................           397,434        12,146,577
Fortune Brands, Inc. ..................           305,399         8,093,074
FPL Group, Inc. .......................           344,107        22,625,035
Franklin Resources, Inc. ..............           470,378        20,898,895
Freddie Mac ...........................         1,342,293        72,567,715
Freeport-McMoran Copper & Gold ........           282,493         2,489,470
Gannett Co., Inc. .....................           513,731        27,227,743
Gap, Inc. (The) .......................         1,642,634        33,058,009
Gateway 2000, Inc.* ...................           621,228        29,042,409
General Dynamics Corp. ................           386,837        24,298,199
General Electric Co. ..................        19,044,368     1,098,621,979
General Mills, Inc. ...................           561,072        19,918,056
General Motors Corp. ..................         1,030,838        67,004,470
Genuine Parts Co. .....................           341,448         6,508,853

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
COMMON STOCKS                                    SHARES         VALUE
--------------------------------------------------------------------------------
Georgia-Pacific Corp. ..................         329,429    $  7,741,582
Gillette Co. ...........................       2,017,290      62,283,829
Global Crossing Ltd.* ..................       1,702,108      52,765,348
Golden West Financial Corp. ............         299,944      16,084,497
Goodrich (B.F.) Co. (The) ..............         195,540       7,662,724
Goodyear Tire & Rubber Co. (The) .......         302,057       5,437,026
GPU, Inc. ..............................         236,889       7,684,087
Grace (W.R.) & Co.* ....................         140,120         963,325
Great Lakes Chemical Corp. .............         107,579       3,153,409
Guidant Corp.* .........................         588,457      41,596,554
Halliburton Co. ........................         857,579      41,967,772
Harcourt General, Inc. .................         138,486       8,170,674
Harley-Davidson, Inc. ..................         585,721      28,041,393
Harrah's Entertainment, Inc.* ..........         234,666       6,453,315
Hartford Financial Services Group ......         417,248      30,433,026
Hasbro, Inc. ...........................         332,529       3,803,300
HCA-The Healthcare Co. .................       1,076,838      39,977,611
Healthsouth Corp.* .....................         708,000       5,752,500
Heinz (H.J.) Co. .......................         681,015      25,240,118
Hercules, Inc. .........................         208,487       2,944,879
Hershey Foods Corp. ....................         264,670      14,325,264
Hewlett-Packard Co. ....................       1,917,600     186,007,200
Hilton Hotels Corp. ....................         686,483       7,937,460
Home Depot, Inc. (The) .................       4,457,409     236,521,265
Homestake Mining Co. ...................         502,502       2,606,729
Honeywell International, Inc. ..........       1,541,632      54,920,640
Household International, Inc. ..........         913,365      51,719,293
Humana, Inc.* ..........................         309,909       3,331,522
Huntington Bancshares, Inc. ............         473,431       6,953,522
Illinois Tool Works, Inc. ..............         579,974      32,406,047
IMS Health, Inc. .......................         574,094      11,912,451
Inco Ltd.* .............................         350,918       5,658,553
Ingersoll-Rand Co. .....................         312,643      10,590,782
Intel Corp. ............................      12,906,932     536,444,361
International Business Machines Corp. ..       3,385,453     380,863,462
International Flavors & Fragrances, Inc.         189,542       3,459,142
International Paper Co. ................         925,829      26,559,719
Interpublic Group of Cos., Inc. ........         584,322      19,903,468
ITT Industries, Inc. ...................         169,843       5,509,282
J.C. Penney Co., Inc. ..................         510,411       6,029,230
J.P. Morgan & Co., Inc. ................         306,005      49,993,567
JDS Uniphase Corp.* ....................       1,795,805     170,040,286
Jefferson-Pilot Corp. ..................         199,379      13,532,850
Johnson & Johnson ......................       2,679,498     251,705,343
Johnson Controls, Inc. .................         167,058       8,885,397
Kaufman & Broad Home Corp. .............          87,830       2,365,921
Kellogg Co. ............................         783,083      18,940,820
Kerr-McGee Corp. .......................         182,116      12,065,185
Keycorp ................................         838,288      21,219,165
Key Span Corp. .........................         255,732      10,261,247
Kimberly-Clark Corp. ...................       1,034,815      57,755,612
Kla-Tencor Corp.* ......................         359,289    $ 14,798,216
K-Mart Corp.* ..........................         928,768       5,572,608
Knight Ridder, Inc. ....................         149,431       7,592,963
Kohl's Corp.* ..........................         628,713      36,268,881
Kroger Co.* ............................       1,604,269      36,196,319
Leggett & Platt, Inc. ..................         381,631       6,034,540
Lehman Brothers Holdings, Inc. .........         233,345      34,476,724
Lexmark International, Inc.* ...........         249,445       9,354,188
Lilly (Eli) & Co. ......................       2,175,606     176,496,037
Limited, Inc. (The) ....................         830,693      18,327,164
Lincoln National Corp. .................         365,225      17,576,453
Linear Technology Corp. ................         600,599      38,888,785
Liz Claiborne, Inc. ....................         106,865       4,114,303
Lockheed Martin Corp. ..................         824,764      27,184,221
Loews Corp. ............................         190,409      15,875,350
Longs Drug Stores Corp. ................          69,977       1,338,310
Louisiana-Pacific Corp. ................         208,985       1,920,050
Lowes Cos., Inc. .......................         734,334      32,953,238
LSI Logic Corp.* .......................         590,013      17,257,880
Lucent Technologies, Inc. ..............       6,419,762     196,203,976
Mallinckrodt, Inc. .....................         131,336       5,992,205
Manor Care, Inc.* ......................         191,701       3,007,309
Marriott International, Inc. ...........         462,854      16,865,243
Marsh & McLennan Cos., Inc. ............         520,650      69,116,287
Masco Corp. ............................         856,991      15,961,457
Mattel, Inc. ...........................         831,254       9,299,654
Maxim Integrated Products, Inc.* .......         546,068      43,924,345
May Department Stores Co. ..............         638,465      13,088,533
Maytag Corp. ...........................         145,198       4,510,213
MBIA, Inc. .............................         190,114      13,521,858
MBNA Corp. .............................       1,642,841      63,249,378
McDermott International, Inc. ..........         121,457       1,336,027
McDonald's Corp. .......................       2,539,657      76,665,896
McGraw-Hill, Inc. ......................         374,589      23,809,813
Mckesson HBOC, Inc. ....................         544,672      16,646,538
Mead Corp. .............................         199,600       4,665,650
MedImmune, Inc.* .......................         403,230      31,149,517
Medtronic, Inc. ........................       2,306,018     119,480,558
Mellon Financial Corp. .................         947,663      43,947,872
Merck & Co., Inc. ......................       4,429,998     329,757,976
Mercury Interactive Corp.* .............         153,330      24,034,478
Meredith Corp. .........................          97,405       2,873,448
Merrill Lynch & Co., Inc. ..............       1,544,082     101,909,412
MGIC Investment Corp. ..................         204,599      12,506,114
Micron Technology, Inc.* ...............       1,072,176      49,320,096
Microsoft Corp.* .......................      10,118,375     610,264,492
Millipore Corp. ........................          89,459       4,333,170
Minnesota Mining &Manufacturing Co. ....         762,305      69,465,043
Molex, Inc. ............................         378,840      20,623,103
Morgan Stanley, Dean Witter,
    Discover and Co. ...................       2,163,571     197,831,523


See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
COMMON STOCKS                                 SHARES         VALUE
--------------------------------------------------------------------------------
Motorola, Inc. ......................       4,152,952    $117,320,894
Nabisco Group Holdings Corp. ........         630,289      17,963,237
National City Corp. .................       1,170,748      25,902,800
National Semiconductor Corp.* .......         340,408      13,701,422
National Service Industries, Inc. ...          74,114       1,449,855
Navistar International Corp.* .......         120,917       3,619,953
NCR Corp.* ..........................         178,582       6,752,632
Network Appliance, Inc.* ............         588,655      74,979,931
New York Times Co. (The), Class A ...         327,661      12,881,173
Newell Rubbermaid, Inc. .............         514,666      11,740,818
Newmont Mining Corp. ................         312,064       5,305,088
Nextel Communications, Inc., Class A*       1,461,441      68,322,367
Niagara Mohawk Holdings, Inc.* ......         329,965       5,196,949
NICOR, Inc. .........................          83,709       3,029,219
Nike, Inc., Class B .................         527,601      21,137,015
Nordstrom, Inc. .....................         247,421       3,850,489
Norfolk Southern Corp. ..............         739,918      10,821,301
Nortel Networks Corp. ...............       5,743,196     342,079,112
Northern Trust Corp. ................         425,753      37,838,798
Northrop Grumman Corp. ..............         135,988      12,357,910
Novell, Inc.* .......................         643,692       6,396,689
Novellus Systems, Inc.* .............         252,715      11,767,042
Nucor Corp. .........................         163,302       4,919,473
Occidental Petroleum Corp. ..........         711,767      15,525,418
Office Depot, Inc.* .................         608,379       4,752,961
Old Kent Financial Corp. ............         265,193       7,674,022
Omnicom Group, Inc. .................         341,071      24,876,866
ONEOK, Inc. .........................          56,546       2,247,704
Oracle Corp.* .......................       5,412,984     426,272,490
Owens-Illinois, Inc.* ...............         289,038       2,673,602
PACCAR, Inc. ........................         142,707       5,289,078
Pactiv Corp.* .......................         304,523       3,406,851
Paine Webber Group, Inc. ............         281,381      19,169,081
Pall Corp. ..........................         237,929       4,743,709
Palm, Inc.* .........................       1,084,513      57,411,407
Parametric Technology Corp.* ........         513,367       5,614,952
Parker-Hannifin Corp. ...............         216,217       7,297,324
Paychex, Inc. .......................         711,926      37,376,115
PE Corp. - PE Biosystems Group ......         402,336      46,872,144
Peco Energy Co. .....................         327,594      19,839,912
Peoples Energy Corp. ................          65,168       2,174,982
People Soft, Inc.* ..................         532,152      14,866,997
PepsiCo, Inc. .......................       2,776,682     127,727,372
Perkin Elmer, Inc. ..................          95,114       9,927,524
Pfizer, Inc. ........................      12,130,659     545,121,489
PG&E Corp. ..........................         744,142      17,998,935
Pharmacia Corp. .....................       2,494,854     150,159,025
Phelps Dodge Corp. ..................         152,113       6,350,718
Philip Morris Cos., Inc. ............       4,330,644     127,483,333
Phillips Petroleum Co. ..............         485,730      30,479,557
Pinnacle West Capital Corp. .........         158,337       8,055,395
Pitney Bowes, Inc. ..................         496,835    $ 19,593,930
Placer Dome, Inc. ...................         630,440       5,949,778
PNC Financial Services Group ........         560,537      36,434,905
Polaroid Corp. ......................          81,695       1,097,777
Potlatch Corp. ......................          53,156       1,681,059
PPG Industries, Inc. ................         336,083      13,338,294
PPL Corp. ...........................         278,595      11,631,341
Praxair, Inc. .......................         304,685      11,387,602
Procter & Gamble Co. ................       2,519,668     168,817,756
Progressive Corp. ...................         141,332      11,571,558
Providian Financial Corp. ...........         275,042      34,930,334
Public Service Enterprise, Inc. .....         417,498      18,656,942
Pulte Corp. .........................          71,768       2,368,344
Quaker Oats Co. .....................         252,950      20,014,669
QUALCOMM, Inc.* .....................       1,428,401     101,773,571
Quintiles Transnational Corp.* ......         207,757       3,311,127
Qwest Communications Intl., Inc. ....       3,193,150     153,470,772
R.R. Donnelley & Sons Co. ...........         235,343       5,780,612
Radio Shack Corp. ...................         360,267      23,282,255
Ralston Purina Group ................         582,694      13,802,564
Raytheon Co., Class B ...............         656,301      18,663,560
Reebok International Ltd.* ..........          98,253       1,848,385
Regions Financial Corp. .............         428,952       9,731,849
Reliant Energy, Inc. ................         570,297      26,518,810
Rockwell International Corp. ........         362,454      10,964,234
Rohm & Haas Co. .....................         419,121      12,180,704
Rowan Cos., Inc.* ...................         184,031       5,336,899
Royal Dutch Petroleum Co. ...........       4,130,912     247,596,538
Russell Corp. .......................          65,051       1,032,685
Ryder System, Inc. ..................         117,375       2,164,102
Sabre Holdings Corp. ................         249,146       7,209,662
SAFECO Corp. ........................         237,787       6,479,696
Safeway, Inc.* ......................         958,534      44,751,556
Sanmina Corp.* ......................         287,161      26,885,449
Sapient Corp.* ......................         227,660       9,262,916
Sara Lee Corp. ......................       1,678,795      34,100,523
SBC Communications, Inc. ............       6,517,645     325,882,250
Schering-Plough Corp. ...............       2,820,663     131,160,829
Schlumberger Ltd. ...................       1,096,695      90,271,707
Schwab (Charles) Corp. ..............       2,627,679      93,282,604
Scientific-Atlanta, Inc. ............         305,987      19,468,423
Seagate Technology, Inc.* ...........         433,873      29,937,237
Seagram Co. Ltd. (The) ..............         842,443      48,387,820
Sealed Air Corp.* ...................         163,494       7,398,104
Sears, Roebuck & Co. ................         659,270      21,373,533
Sempra Energy .......................         394,480       8,210,115
Sherwin-Williams Co. ................         319,972       6,839,402
Siebel Systems, Inc.* ...............         800,710      89,129,032
Sigma-Aldrich Corp. .................         166,717       5,501,661
Snap-on, Inc. .......................         105,912       2,495,552
Solectron Corp.* ....................       1,152,128      53,141,904


See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
COMMON STOCKS                                        SHARES            VALUE
--------------------------------------------------------------------------------
Southern Co. .............................          1,252,135    $    40,616,129
SouthTrust Corp. .........................            324,651         10,206,216
Southwest Airlines Co. ...................            958,653         23,247,335
Springs Industries, Inc. .................             34,905            983,885
Sprint Corp. .............................          1,694,472         49,669,210
Sprint Corp. (PCS Group)* ................          1,766,034         61,921,567
St. Jude Medical Center, Inc.* ...........            156,256          7,969,056
St. Paul Cos., Inc. ......................            412,102         20,321,780
Stanley Works (The) ......................            170,213          3,925,537
Staples, Inc.* ...........................            873,705         12,395,690
Starbucks Corp.* .........................            349,794         14,013,622
State Street Corp. .......................            310,844         40,409,720
Stilwell Financial, Inc.* ................            430,678         18,734,493
Summit Bancorp ...........................            331,108         11,423,226
Sun Microsystems, Inc.* ..................          3,050,234        356,114,819
Sunoco, Inc. .............................            163,129          4,394,287
SunTrust Banks, Inc. .....................            582,974         29,039,392
Supervalu, Inc. ..........................            253,542          3,818,976
Synovus Financial Corp. ..................            546,039         11,569,201
SYSCO Corp. ..............................            643,365         29,795,842
T. Rowe Price Associates, Inc. ...........            234,619         11,012,429
Target Corp. .............................          1,760,286         45,107,329
Tektronix, Inc. ..........................             93,336          7,169,372
Tellabs, Inc.* ...........................            788,055         37,629,626
Temple-Inland, Inc. ......................            100,886          3,821,057
Tenet Healthcare Corp. ...................            604,246         21,979,448
Teradyne, Inc.* ..........................            334,665         11,713,275
Texaco, Inc. .............................          1,065,705         55,949,512
Texas Instruments, Inc. ..................          3,322,860        156,797,456
Textron, Inc. ............................            278,305         12,836,818
Thermo Electron Corp.* ...................            334,142          8,687,692
Thomas & Betts Corp. .....................            115,985          2,022,488
Tiffany & Co. ............................            280,279         10,808,259
Time Warner, Inc. ........................          2,536,341        198,468,683
Timken Co. ...............................            121,524          1,663,360
TJX Cos., Inc. (The) .....................            566,960         12,756,600
Torchmark Corp. ..........................            247,669          6,888,294
Tosco Corp. ..............................            279,121          8,705,086
Toys "R" Us, Inc.* .......................            406,027          6,597,939
Transocean Sedco Forex, Inc. .............            406,630         23,838,684
Tribune Co. ..............................            594,997         25,956,744
Tricon Global Restaurants, Inc.* .........            284,467          8,711,802
TRW, Inc. ................................            234,128          9,511,450
Tupperware Corp. .........................            100,720          1,812,960
TXU Corp. ................................            509,114         20,173,642
Tyco Laboratories, Inc. ..................          3,239,718        168,060,371
U.S. Bancorp .............................          1,445,411         32,883,100
Unicom Corp. .............................            342,747         19,258,097
Unilever N.V., (N.Y. Shares) .............          1,103,407         53,239,388
Union Carbide Corp. ......................            260,311          9,826,740
Union Pacific Corp. ......................            478,861         18,615,721
Union Planters Corp. .....................            251,691          8,321,534
Unisys Corp.* ............................            582,479          6,552,889
United Technologies Corp. ................            908,071         62,883,917
United Health Group, Inc. ................            312,994         30,908,157
Unocal Corp. .............................            468,800         16,613,100
Unum Provident Corp. .....................            464,616         12,660,786
US Airways Group, Inc.* ..................            128,670          3,916,393
USA Education, Inc. ......................            302,036         14,554,360
UST, Inc. ................................            302,327          6,915,730
USX-Marathon Group .......................            602,172         17,086,631
USX-U.S. Steel Group .....................            169,291          2,571,107
V.F. Corp. ...............................            220,540          5,444,581
VERITAS Software Corp.* ..................            772,845        109,743,990
Verizon Communications ...................          5,239,498        253,788,184
Viacom, Inc.* ............................          2,916,014        170,586,819
Visteon Corp. ............................            253,312          3,831,344
Vulcan Materials Co. .....................            194,511          7,816,911
W.W. Grainger, Inc. ......................            174,018          4,578,849
Wachovia Corp. ...........................            385,910         21,876,273
Wal-Mart Stores, Inc. ....................          8,588,354        413,314,536
Walgreen Co. .............................          1,942,045         73,676,332
Washington Mutual, Inc. ..................          1,036,311         41,258,132
Waste Management, Inc. ...................          1,199,162         20,910,387
Watson Pharmaceuticals, Inc.* ............            183,901         11,930,577
Wellpoint Health Networks, Inc.* .........            120,226         11,541,696
Wells Fargo & Co. ........................          3,164,868        145,386,124
Wendy's International, Inc. ..............            208,241          4,177,835
Westvaco Corp. ...........................            193,609          5,166,940
Weyerhaeuser Co. .........................            423,437         17,096,269
Whirlpool Corp. ..........................            140,853          5,475,660
Willamette Industries, Inc. ..............            206,204          5,773,712
Williams Cos., Inc. (The) ................            853,147         36,045,461
Winn-Dixie Stores, Inc. ..................            263,077          3,781,732
WorldCom, Inc.* ..........................          5,517,968        167,608,278
Worthington Industries, Inc. .............            164,276          1,540,088
Wrigley (Wm.) Jr. Co. ....................            220,290         16,494,214
Xcel Energy, Inc.* .......................            644,017         17,710,472
Xerox Corp. ..............................          1,286,661         19,380,331
Xilinx, Inc.* ............................            621,996         53,258,407
Yahoo, Inc.* .............................          1,048,096         95,376,736
Young & Rubicam, Inc. ....................            136,960          6,779,520
                                                                 ---------------

Total Investments - (Cost $25,340,490,062)                       $24,277,778,819
                                                                 ===============



(*) Denotes non-income producing security.


See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

-----------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments in securities, at value (cost $25,340,490,062).............................          $  24,277,778,819
    Cash...................................................................................                 67,319,556
    Receivable for investments sold........................................................                    298,748
    Receivable for SPDR's issued in-kind...................................................                     84,529
    Dividends receivable...................................................................                 18,070,746
                                                                                                     -----------------
Total Assets...............................................................................             24,363,552,398

LIABILITIES
    Income distributions payable...........................................................                 54,993,036
    Due to Sponsor.........................................................................                 11,044,299
    Accrued Trustee fees...................................................................                    948,237
    Accrued expenses and other liabilities.................................................                  7,937,500
                                                                                                     -----------------
Total Liabilitities........................................................................                 74,923,072
                                                                                                     -----------------
NET ASSETS.................................................................................          $  24,288,629,326
                                                                                                     =================

NET ASSETS REPRESENTED BY:
    Paid in surplus relating to 168,873,406 units of fractional undivided interest
      ("SPDRs") outstanding; unlimited units authorized....................................          $  25,877,826,504
    Distribution in excess of net investment income........................................                 (8,038,996)
    Accumulated net realized loss on investments...........................................               (518,446,939)
    Net unrealized depreciation on investments.............................................             (1,062,711,243)
                                                                                                     -----------------
NET ASSETS.................................................................................          $  24,288,629,326
                                                                                                     =================

NET ASSET VALUE PER SPDR ($24,288,629,326 / 168,873,406 SPDRs).............................                   $ 143.83
                                                                                                              ========


See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------
                                             FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                             SEPTEMBER 30, 2000  SEPTEMBER 30, 1999  SEPTEMBER 30, 1998
                                             ------------------  ------------------  ------------------
INVESTMENT INCOME
    Dividend income (a) ...................... $   208,907,333     $   162,164,007     $    93,269,315
                                               ---------------     ---------------     ---------------


EXPENSES
    Trustee expense ..........................      15,167,823          13,488,118           6,990,046
    Marketing expense ........................       7,324,559           4,795,915           2,213,340
    S&P license fee ..........................       6,142,144           4,264,396           2,504,990
    SEC registration expense .................       2,526,019             670,400           1,125,070
    Legal and audit services .................         155,000             120,000             229,520
    Amortization of organization costs .......              --                  --              35,416
    Other expenses ...........................         280,001             244,966             130,705
                                               ---------------     ---------------     ---------------
Total expenses ...............................      31,595,546          23,583,795          13,229,087
    Rebate from Sponsor ......................              --                  --            (410,301)
    Rebate from Trustee ......................      (5,472,178)         (2,002,824)         (1,149,645)
                                               ---------------     ---------------     ---------------
Net expenses .................................      26,123,368          21,580,971          11,669,141
    Trustee earnings credit ..................      (2,634,976)           (700,001)           (488,977)
                                               ---------------     ---------------     ---------------
Net expenses after Trustee earnings credits...      23,488,392          20,880,970          11,180,164
                                               ---------------     ---------------     ---------------

NET INVESTMENT INCOME ........................     185,418,941         141,283,037          82,089,151
                                               ---------------     ---------------     ---------------
REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS
     Net realized gain on
        investment transactions ..............   2,168,957,337       2,248,743,945       1,878,084,944
     Net increase in unrealized
        appreciation (depreciation) ..........    (629,335,586)        219,582,548      (1,707,909,730)
                                               ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ...........................   1,539,621,751       2,468,326,493         170,175,214
                                               ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS...  $ 1,725,040,692     $ 2,609,609,530     $   252,264,365
                                               ===============     ===============     ===============

(a) Net of withholding tax expense of $994,496, $1,559,617, and $586,136 for 2000, 1999, and 1998, respectively.


See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDED      FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                  SEPTEMBER 30, 2000      SEPTEMBER 30, 1999       SEPTEMBER 30, 1998
                                                  ------------------      ------------------       ------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ................        $    185,418,941         $    141,283,037         $     82,089,151
    Net realized gain on
        investment transactions ..........           2,168,957,337            2,248,743,945            1,878,084,944
    Net increase in unrealized
        Appreciation (depreciation) ......            (629,335,586)             219,582,548           (1,707,909,730)
                                                  ----------------         ----------------         ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           1,725,040,692            2,609,609,530              252,264,365
                                                  ----------------         ----------------         ----------------
UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN PRICE OF UNITS
       ISSUED AND REDEEMED, NET ..........               5,040,960                3,650,519                6,830,907
                                                  ----------------         ----------------         ----------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
    Net investment income ................            (185,418,941)            (141,283,037)             (82,089,151)
    In excess of net investment income ...              (1,236,660)              (2,999,602)              (4,796,055)
                                                  ----------------         ----------------         ----------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS .......            (186,655,601)            (144,282,639)             (86,885,206)
                                                  ----------------         ----------------         ----------------
NET INCREASE IN NET ASSETS FROM
    ISSUANCE AND REDEMPTION OF SPDRS .....           9,563,211,356            2,643,670,384            3,844,189,382
                                                  ----------------         ----------------         ----------------

NET INCREASE IN NET ASSETS DURING PERIOD .          11,106,637,407            5,112,647,794            4,016,399,448
NET ASSETS AT BEGINNING OF PERIOD ........          13,181,991,919            8,069,344,125            4,052,944,677
                                                  ----------------         ----------------         ----------------
NET ASSETS END OF PERIOD* ................        $ 24,288,629,326         $ 13,181,991,919         $  8,069,344,125
                                                  ================         ================         ================

*INCLUDES DISTRIBUTIONS IN
    EXCESS OF NET INVESTMENT INCOME ......        $     (8,038,996)        $     (3,151,817)        $     (3,802,740)
                                                  ----------------         ----------------         ----------------


See accompanying notes to financial statements

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                            FOR THE YEAR   FOR THE YEAR   FOR THE YEAR FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR
                                               ENDED          ENDED          ENDED         ENDED           ENDED         ENDED
                                              9/30/00        9/30/99        9/30/98       9/30/97         12/31/96      12/31/95
                                              -------        -------        -------       -------         --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD .....  $    128.39    $    101.80     $    94.78    $    74.08       $    61.61    $    45.93
                                            -----------    -----------     ----------    ----------       ----------    ----------
Investment Operations:
     Net investment income ...............         1.45           1.49           1.41          1.03             1.35          1.26
     Net realized and unrealized
        gain on investments ..............        15.43          26.59           7.01         20.67            12.52         15.70
                                            -----------    -----------     ----------    ----------       ----------    ----------
Total from investment operations .........        16.88          28.08           8.42         21.70            13.87         16.96
                                            -----------    -----------     ----------    ----------       ----------    ----------

Less distributions from:
     Net investment income ...............        (1.43)         (1.46)         (1.32)        (1.00)           (1.28)        (1.24)
     In excess of net investment income ..        (0.01)         (0.03)         (0.08)         --               --           (0.03)
     Net realized gains ..................         --             --             --            --              (0.12)        (0.01)
                                            -----------    -----------     ----------    ----------       ----------    ----------

Total distributions ......................        (1.44)         (1.49)         (1.40)        (1.00)           (1.40)        (1.28)
                                            -----------    -----------     ----------    ----------       ----------    ----------

NET ASSET VALUE, END OF PERIOD ...........  $    143.83    $    128.39     $   101.80    $    94.78       $    74.08    $    61.61
                                            ===========    ===========     ==========    ==========       ==========    ==========

TOTAL INVESTMENT RETURN ..................        13.16%         27.54%          8.82%        29.38%           22.67%        37.23%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
     Net investment income ...............         1.01%          1.18%          1.35%         1.63%(1)         2.03%         2.35%
     Total expenses ......................         0.13%          0.17%          0.18%         0.18%(1)         0.18%         0.19%
     Portfolio turnover rate (2) .........         8.20%          6.23%          4.71%         3.22%            4.37%         4.02%
     Total expenses excluding Trustee
       earnings credit ...................         0.14%          0.18%          0.19%         0.19%(1)         0.20%         0.20%
     Total expenses excluding Trustee
       earnings credit and fee waivers (3)         0.17%          0.20%          0.22%         0.21%(1)         0.23%         0.23%

     Net assets, end of period (000's)....  $24,288,629    $13,181,992     $8,069,344    $4,052,945       $2,008,327    $1,001,231
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.
(2) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.
(3) Net of expenses reimbursed by the Trustee in 1999 and 2000, the Sponsor and Trustee in 1998, and the Sponsor from 1995 through the period ended 9/30/97.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust. Effective September 30, 1997, the fiscal year end of the Trust changed from December 31 to September 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (CONTINUED)

--------------------------------------------------------------------------------
FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences. During 2000, the Trust reclassified $2,601,875,048 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2000, the Trust had capital loss carryforwards of $33,523, $27,700,040, and $56,816,996, which will expire on September 30, 2005, September 30, 2007, and September 30, 2008, respectively. The Trust incurred losses of $392,525,767 during the period November 1, 1999 through September 30, 2000 that were deferred for tax purposes until fiscal 2001.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the period October 1, 1999 through February 29, 2000:

Net asset value of the Trust    Fee as a percentage of net asset value of the Trust
----------------------------    ---------------------------------------------------
$0 - $499,999,999               15/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $999,999,999     13/100 of 1% per annum plus or minus the Adjustment Amount
$1,000,000,000 - and above      11/100 of 1% per annum plus or minus the Adjustment Amount

Effective March 1, 2000, the Trustee contractually reduced, on a permanent basis, the Trustee Fee to the following annual rates:


Net asset value of the Trust    Fee as a percentage of net asset value of the Trust
----------------------------    ---------------------------------------------------
$0 - $499,999,999               10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999   8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above      6/100 of 1% per annum plus or minus the Adjustment Amount

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (CONTINUED)

--------------------------------------------------------------------------------
NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED)
The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2000, the Adjustment Amount reduced the Trustee's fee by $2,387,476. The Adjustment Amount included a deficiency of net transaction fees from processing orders of ($247,500) and a Trustee earnings credit of $2,634,976.

For the period from October 1, 1999 through February 29, 2000, State Street Bank and Trust Company (the "Trustee") agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, before the Trustee earnings credit, which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. Effective March 1, 2000, the Trustee contractually agreed that, for the next two years, it will waive an additional portion of its fee, before the Trustee earnings credit, as needed, so that the total operating expenses will not exceed 12.00/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement by the Trustee for the year ended September 30, 2000 was $5,472,178.

The Trust has entered into a Memorandum of Agreement with Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") pursuant to which the Trust has obtained a sub-license to use certain S&P marks. The Memorandum of Agreement requires the Trust to pay annually a sub-license fee to the S&P equal to the greater of: (i) 0.03% of the Trust's daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.


NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRs were as follows:

                                       YEAR ENDED                       YEAR ENDED                        YEAR ENDED
                                  SEPTEMBER 30, 2000                SEPTEMBER 30, 1999                 SEPTEMBER 30, 1998

                               SPDRs           Amount             SPDRs            Amount            SPDRs            Amount
                           -----------    ----------------    ------------    ---------------     -----------    ---------------
SPDRs sold                 168,550,000    $ 24,126,960,016     136,600,000    $ 15,863,560,260    123,400,000    $ 12,952,751,200
Dividend reinvestment
   SPDRs issued                  3,838             542,719           3,564             446,517          3,020             309,869
SPDRs redeemed            (102,350,000)    (14,559,250,419)   (113,200,000)    (13,216,685,874)   (86,900,000)
                                                                                                                   (9,102,040,780)
Net income equalization           --            (5,040,960)           --            (3,650,519)          --            (6,830,907)
-----------------------   ------------    ----------------    ------------    ----------------    -----------    ----------------
Net increase                66,203,838    $  9,563,211,356      23,403,564    $  2,643,670,384     36,503,020    $  3,844,189,382
                          ============    ================    ============    ================    ===========    ================

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (CONTINUED)

--------------------------------------------------------------------------------
NOTE 4 -- TRUST TRANSACTIONS IN SPDRS - (CONTINUED)
Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2000, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $21,651,806,544, $12,107,493,424, $1,648,111,098, and $1,511,874,679,
respectively. At September 30, 2000, the cost of investments for federal income tax purposes was $25,381,860,676, accordingly, gross unrealized appreciation was $2,050,196,977 and gross unrealized depreciation was $3,154,278,834, resulting in net unrealized depreciation of $1,104,081,857.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Trustee and Unitholders of
SPDR Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

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


SPDR TRUST SERIES 1

--------------------------------------------------------------------------------

SPONSOR
-------
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY  10006

TRUSTEE
-------
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

DISTRIBUTOR
-----------
ALPS Mutual Funds Services, Inc.
370 17th Street, Suite 3100
Denver, CO  80202

INDEPENDENT ACCOUNTANTS
-----------------------
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
-------------
Carter, Ledyard & Milburn
2 Wall Street
New York, NY  10005